Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt [Abstract]
Schedule of Long-Term Debt

Long-term debt consists of the following (in thousands):

	March 31,	December 31,
	2013	2012
Revolving credit facilities	$7,672	$5,141
Term credit facilities	9,955	10,615
Nexus promissory note	1,299	1,371
Capital lease obligations	3	3
Total debt and capital lease obligations	18,929	17,130
Less current portion	(9,756)	(7,335)
Total long-term debt and capital lease obligations	$9,173	$9,795

	December 31,	December 31,
	2012	2011
Revolving credit facilities	$5,141	$6,199
Term credit facilities	10,615	11,669
Nexus promissory note	1,371	-
Capital lease obligations	3	17
Total debt and capital lease obligations	17,130	17,885
Less current portion	(7,335)	(8,870)
Total long-term debt and capital lease obligations	$9,795	$9,015

Schedule of Maturities of Long-term Debt
Long-term
debt
Years Ending December 31,	maturities
2013	$7,335
2014	2,020
2015	2,264
2016	5,446
2017	65
Total long-term debt maturities	$17,130